DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Maturities of time deposits [Table Text Block]	Scheduled maturities of time deposits for the next five years were as follows:

(Dollars in thousands)	Total
2018	$783,451
2019	315,274
2020	122,165
2021	68,532
2022	27,394
Thereafter	289
Total	$1,317,105